REVENUE AND SEGMENT INFORMATION - Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Revenue
Sales of goods (net of value-added tax)		¥ 177,872,845	¥ 141,534,738	¥ 121,255,842
Other revenue		2,207,905	2,694,178	2,411,825
Total revenue	$ 27,677,904	¥ 180,080,750	¥ 144,228,916	¥ 123,667,667